Offerings - Offering: 1	May 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	19,733,516
Proposed Maximum Offering Price per Unit	28.76
Maximum Aggregate Offering Price	$ 567,535,920.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 78,376.71
Offering Note	Covers 19,733,516 shares of common stock, par value $0.01 per share, of Invitation Homes Inc. (the "common stock") consisting of (i) 18,793,516 shares of common stock authorized under the Invitation Homes Inc. 2026 Omnibus Incentive Plan (the "2026 Plan") (based on 17,500,000 newly authorized shares plus 1,293,516 shares that were available for issuance under the Invitation Homes Inc. 2017 Omnibus Incentive Plan (the "2017 Plan") and became available for issuance under the 2026 Plan) and (ii) 940,000 shares of common stock that may become available for issuance as a result of outstanding awards under the 2026 Plan and the 2017 Plan that are cancelled, forfeited, terminated, settled in cash, or otherwise settled without delivery pursuant to the terms of the 2026 Plan. Additionally, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), also includes an indeterminate amount of additional Shares that may become issuable under the 2026 Plan to prevent dilution resulting from stock splits, stock dividends or other similar transactions. The amount of the registration fee is estimated, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act and is based on a price of $28.76 per share, which is the average of the high and low prices of the common stock as reported by The New York Stock Exchange on May 12, 2026.